Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 404,858,740	$ 58,154,320	¥ 306,924,335	¥ 349,057,432
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	422,895,235	60,745,100	184,786,337	589,303,416
Net cash used in investing activities	(1,198,405,622)	(172,140,198)	(1,638,647,370)	(162,905,838)
Net cash provided by (used in) financing activities	730,547,890	104,936,639	4,091,130,023	685,689,204
Effect of exchange rate changes on cash and cash equivalents and restricted cash	11,516,258	1,654,207	110,476,450	(25,403,473)
Net increase (decrease) in cash and cash equivalents and restricted cash	(33,446,239)	(4,804,252)	2,747,745,440	1,086,683,309
Cash and cash equivalents and restricted cash at beginning of the year	3,880,428,962	557,388,745	1,132,683,522	46,000,213
Cash and cash equivalents and restricted cash at end of the year	3,846,982,723	552,584,493	3,880,428,962	1,132,683,522
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	390,913,892	56,151,268	302,692,065	341,009,811
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(2,989,082)	(425,081)	3,682,656
Net cash used in investing activities	(604,084,150)	(86,775,533)	(2,818,225,871)
Net cash provided by (used in) financing activities	(274,666,096)	(39,453,316)	3,576,481,519
Effect of exchange rate changes on cash and cash equivalents and restricted cash	12,397,093	1,780,731	108,586,347
Net increase (decrease) in cash and cash equivalents and restricted cash	(869,342,235)	(124,873,199)	870,524,651
Cash and cash equivalents and restricted cash at beginning of the year	870,524,651	125,043,042
Cash and cash equivalents and restricted cash at end of the year	1,182,416	169,843	870,524,651
Parent Company [Member] | Variable Interest Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ (396,273,356)	$ (56,921,107)	¥ (296,639,027)	¥ (341,009,811)